Document and Entity Information	3 Months Ended
Mar. 31, 2019
Document And Entity Information
Entity Registrant Name	WESTWATER RESOURCES, INC.
Entity Central Index Key	0000839470
Document Type	S-1/A
Document Period End Date	Mar. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity's Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false